Business Combination - Summary of Net proceeds from Business Combination and PIPE financing (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Cash—SNII trust and cash (net of redemption)		$ 77,769
Cash—PIPE		147,510
Cash—SNII operating account		325
Net Proceeds from Business Combination and PIPE	$ 0	$ 225,604